S000058704 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	88 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	1.88%	[1]
AB Impact Municipal Income Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.02%	1.67%	2.88%	[1]
Performance Inception Date			Sep. 12, 2017
AB Impact Municipal Income Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.93%	1.58%	2.80%	[1]
Performance Inception Date			Sep. 12, 2017
AB Impact Municipal Income Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.23%	1.93%	2.89%	[1]
Performance Inception Date			Sep. 12, 2017

[1]	Inception date: 09/12/2017.